April 23, 2025

U.S. Securities and Exchange Commission

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Life Insurance Company of New York (“Depositor”)

John Hancock Life Insurance Company of New York Separate Account A (“Registrant”)

Registration Statements on Form N-4: 333-149422; 333-167018; 033-79112; 333-83558

Dear Commissioners:

On behalf of the Registrant I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, with respect to the above-referenced registration statements on Form N-4 that:

1.

the form of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to each registration statement effective April 28, 2025; and

2.	the text of the most recent amendment to each registration statement has been filed electronically.

Very truly yours,

/s/ Sophia Pattas

Sophia Pattas

AVP and Senior Counsel

617-663-2332

spattas@jhancock.com

197 Clarendon Street, Boston, Massachusetts, United States, 02116